SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Intangible assets (Details)	Jun. 30, 2025
Minimum | Franchise or manachise agreements
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	10 years
Minimum | Purchased software
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	3 years
Minimum | Other intangible assets including trademark, licenses and other rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	2 years
Maximum | Franchise or manachise agreements
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	20 years
Maximum | Purchased software
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	10 years
Maximum | Other intangible assets including trademark, licenses and other rights
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Remaining contract terms	15 years